Business Segment and Geographical Information - Schedule of Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Revenue	$ 1,935,193	$ 871,155	$ 3,836,957	$ 1,729,353
Ireland
Segment Reporting Information [Line Items]
Revenue	500,972	363,730	868,330	671,851
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	428,393	118,579	884,458	238,933
U.S.
Segment Reporting Information [Line Items]
Revenue	894,016	313,113	1,864,645	665,609
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 111,812	$ 75,733	$ 219,524	$ 152,960